Details of expenses and products by function (Tables)	12 Months Ended
Dec. 31, 2022
Details of expenses and products by function
Schedule of Research and Development expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Personnel expenses	(2,553)	(4,392)	(6,179)
Purchases and external expenses	(10,459)	(19,345)	(12,991)
Other	(251)	(264)	(285)
Research and development expenses	(13,263)	(24,001)	(19,455)
Research tax credit	3,328	4,080	3,413
Subsidies	14	256	7
Research tax credit and subsidies	3,342	4,336	3,420
Research and development expenses, net	(9,921)	(19,665)	(16,034)

Schedule of general and administrative expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Personnel expenses	(1,796)	(3,107)	(4,110)
Purchases and external expenses	(2,188)	(3,991)	(2,928)
Other expenses	(37)	(52)	(199)
General and administrative expenses	(4,021)	(7,150)	(7,237)

Schedule of personnel expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Wages and salaries	(3,562)	(3,770)	(4,722)
Share-based payments (1)	(787)	(3,730)	(5,567)
Personnel expenses	(4,349)	(7,499)	(10,289)
(1)	The share-based payments expenses include €308 thousand as of December 31, 2021 and €171 thousand as of December 31, 2022 of social contribution recognized on a straight-line basis over the vesting period for the free shares granted during each period.